Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited)

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 11.9% of Net Assets	VALUE
	France – 0.5%
$2,600,000	Sanofi, 3.63% due 06/19/28	$2,922,706

	Ireland – 0.5%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)(b)	525,247
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (b)	587,805
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,591,872
		2,704,924
	United Kingdom – 0.9%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,368,254

	United States – 10.0%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,838,956
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,106,738
831,000	Baxalta, Inc., 4.00% due 06/23/25	896,312
328,000	Becton, Dickinson and Co., 3.73% due 12/15/24	348,714
560,000	Biogen, Inc., 3.63% due 09/15/22	571,989
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,534,448
2,785,000	Cigna Corp., 3.50% due 06/15/24	2,922,425
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (b)	4,210,731
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,048,751
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,465,005
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,091,400
1,000,000	HCA, Inc., 5.88% due 05/01/23	1,058,750
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,373,750
600,000	HCA, Inc., 5.25% due 04/15/25	663,988
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,486,452
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,493,846
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,478,364
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (b)	2,180,000
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	2,063,435
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,441,297
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,532,562
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,231,739
193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (b)	197,232
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	5,837,482
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,791,878
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,603,125
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,871,471
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,580,041
		58,920,881
	TOTAL NON-CONVERTIBLE NOTES (Cost $66,974,736)	69,916,765

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	CONVERTIBLE PREFERRED (Restricted) (c)(d) - 1.6% of Net Assets	VALUE
	France – 0.5%
337,442	Dynacure Series C	$3,187,829

	Ireland – 0.4%
194,134	Priothera Ltd. Series A, 6.00% (e)	2,210,215

	Switzerland – 0.4%
151,333	Oculis SA, Series B2, 6.00%	1,610,183
41,109	Oculis SA, Series C, 6.00%	437,400
		2,047,583
	United States – 0.3%
290,187	Aristea Therapeutics, Inc. Series B, 8.00%	1,600,004
101,839	IO Light Holdings, Inc. Series A2, 0.00%	343,706
		1,943,710
	TOTAL CONVERTIBLE PREFERRED (Cost $9,056,134)	9,389,337
	COMMON STOCKS AND WARRANTS - 104.7% of Net Assets
	Australia – 1.4%
38,719	CSL Ltd.	8,189,585

	Canada – 0.0%
7,378	Fusion Pharmaceuticals, Inc. (d)	30,766

	China – 0.6%
5,142	BeiGene Ltd. ADR (d)	1,393,122
38,848	I-Mab ADR (d)	1,841,007
		3,234,129
	Denmark – 2.4%
81,867	MorphoSys AG ADR (d)	771,187
118,349	Novo Nordisk A/S ADR	13,255,088
		14,026,275
	France – 1.1%
123,454	Sanofi ADR	6,185,045

	Germany – 1.2%
10,000	Affimed N.V. (d)	55,200
131,684	Bayer AG	7,046,343
		7,101,543
	Ireland – 3.9%
34,441	ICON plc (d)(f)	10,666,378
32,980	Mallinckrodt plc (d)	4,122
115,276	Medtronic plc (f)	11,925,302
15,882	Perrigo Co. plc	617,810
		23,213,612
	Israel – 0.1%
90,281	Teva Pharmaceutical Industries Ltd. ADR (d)	723,151

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Japan – 3.2%	VALUE
88,837	Astellas Pharma, Inc.	$1,444,576
108,150	Daiichi Sankyo Co., Ltd.	2,750,054
13,660	Eisai Co., Ltd.	775,567
19,364	Hoya Corp.	2,880,275
14,872	M3, Inc.	748,966
57,880	Olympus Corp.	1,333,157
22,660	Ono Pharmaceutical Co., Ltd.	562,609
41,616	Otsuka Holdings Co., Ltd.	1,508,277
15,413	Shionogi & Co., Ltd	1,088,678
7,430	Sysmex Corp.	1,004,403
210,146	Takeda Pharmaceuticals Co., Ltd. ADR (a)	2,864,290
19,200	Takeda Pharmaceuticals Co., Ltd.	523,606
34,576	Terumo Corp.	1,460,831
		18,945,289
	Netherlands – 1.3%
4,004	Argenx SE ADR (d)	1,402,161
164,790	Koninklijke Philips N.V.	6,072,511
		7,474,672
	Switzerland – 8.6%
9,053	Lonza Group AG	7,566,686
136,225	Novartis AG ADR	11,915,601
603,430	Roche Holding AG ADR	31,191,297
		50,673,584
	United Kingdom – 5.7%
419,787	AstraZeneca plc ADR (f)	24,452,593
181,710	Smith & Nephew plc ADR	6,290,800
436,105	Verona Pharma plc ADR (d)	2,930,626
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.80) (c)(d)	0
		33,674,019
	United States – 75.2%
10,451	1Life Healthcare, Inc. (d)	183,624
157,204	Abbott Laboratories (f)	22,124,891
131,885	AbbVie, Inc. (f)	17,857,229
573	Align Technology, Inc. (d)	376,564
87,187	Alkermes plc (d)(f)	2,027,970
28,276	Amgen, Inc.	6,361,252
3,800	Anthem, Inc.	1,761,452
282,002	Ardelyx, Inc. (a)(d)	310,202
5,100	Becton, Dickinson and Co.	1,282,548
13,207	Biogen, Inc. (d)(f)	3,168,623
26,200	Biohaven Pharmaceutical Holding Co., Ltd. (d)	3,610,622
122,845	Boston Scientific Corp. (d)(f)	5,218,456
191,866	Bristol-Myers Squibb Co. (f)	11,962,845
13,635	Charles River Laboratories International, Inc. (d)(f)	5,137,395
32,034	Cigna Corp.	7,355,967
8,700	Community Health Systems, Inc. (d)	115,797
14,900	Community Healthcare Trust, Inc.	704,323
30,182	CVS Health Corp.	3,113,575
57,893	Danaher Corp. (f)	19,047,376
21,000	DENTSPLY Sirona, Inc.	1,171,590
12,290	DexCom, Inc. (d)(f)	6,599,115
63,841	Diversified Healthcare Trust REIT	197,269

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	United States – continued	VALUE
33,603	Edwards Lifesciences Corp. (d)	$4,353,269
58,166	Eli Lilly & Co. (f)	16,066,612
4,325	Five Star Senior Living, Inc. (d)	12,759
161,709	Galera Therapeutics, Inc. (a)(d)	742,244
123,488	Gilead Sciences, Inc. (f)	8,966,464
143,229	Global Medical REIT, Inc.	2,542,315
58,733	Guardant Health, Inc. (d)(f)	5,874,475
28,003	HCA Healthcare, Inc. (f)	7,194,531
92,654	Healthcare Realty Trust, Inc.	2,931,573
56,913	Healthcare Trust of America, Inc.	1,900,325
83,601	Healthpeak Properties, Inc.	3,017,160
90,370	Horizon Therapeutics plc (d)(f)	9,738,271
21,137	Humana, Inc. (f)	9,804,609
16,972	IDEXX Laboratories, Inc. (d)	11,175,383
8,908	Illumina, Inc. (d)	3,388,959
14,373	Intuitive Surgical, Inc. (d)	5,164,219
26,708	IQVIA Holdings, Inc. (d)(f)	7,535,395
118,873	Johnson & Johnson	20,335,604
8,389	Laboratory Corporation of America Holdings (d)(f)	2,635,908
46,903	LTC Properties, Inc.	1,601,268
47,861	McKesson Corp. (f)	11,896,809
145,186	Medical Properties Trust, Inc.	3,430,745
245,810	Merck & Co., Inc. (f)	18,838,878
26,903	Moderna, Inc. (d)	6,832,824
22,534	Molina Healthcare, Inc. (d)(f)	7,167,615
4,442	National Health Investors, Inc.	255,282
71,075	Omega Healthcare Investors, Inc.	2,103,109
63,050	Owens & Minor, Inc.	2,742,675
4,595	PerkinElmer, Inc.	923,871
416,828	Pfizer, Inc.	24,613,693
168,741	Physicians Realty Trust	3,177,393
107,855	QIAGEN N.V. (d)(f)	5,994,581
70,097	R1 RCM, Inc. (d)	1,786,773
4,199	Regeneron Pharmaceuticals, Inc. (d)	2,651,752
24,689	ResMed, Inc.	6,430,991
90,781	Sabra Health Care REIT, Inc.	1,229,175
41,429	Stryker Corp.	11,078,943
36,277	Thermo Fisher Scientific, Inc. (f)	24,205,465
83,449	UnitedHealth Group, Inc. (f)	41,903,081
8,183	Universal Health Realty Income Trust	486,643
18,957	Universal Health Services, Inc.	2,457,965
66,681	Ventas, Inc.	3,408,733
1,500	Waters Corp. (d)	558,900
41,484	Welltower, Inc.	3,558,083
36,236	Zimmer Biomet Holdings, Inc. (f)	4,603,421
19,438	Zoetis, Inc.	4,743,455
		441,750,883
	TOTAL COMMON STOCKS AND WARRANTS (Cost $545,950,486)	615,222,553

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	EXCHANGE TRADED FUND(f) - 1.4% of Net Assets	VALUE
58,049	Health Care Select Sector SPDR Fund	$8,178,524
	TOTAL EXCHANGE TRADED FUND (Cost $7,050,266)	8,178,524

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 1.4% of Net Assets
$5,199,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $5,199,000, 0.00%, dated 12/31/21, due 01/03/22 (collateralized by U.S. Treasury Note 1.38% due 12/31/28, market value $5,303,071)	5,199,000

SHARES
2,838,666	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (g)	2,838,666
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,037,666)	8,037,666

INTERESTS	MILESTONE INTEREST (Restricted) (c)(d) – 0.0%
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	207,329
	TOTAL MILESTONE INTEREST (Cost $192,096)	207,329

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN – (0.2)% of Net Assets
	Call Option Contracts Written – (0.2)%
328/(4,592,000)	Abbott Laboratories Jan22 140 Call	(96,432)
67/(904,500)	AbbVie, Inc. Jan22 135 Call	(15,745)
125/(312,500)	Alkermes plc Jan22 25 Call	(5,000)
638/(3,764,200)	AstraZeneca plc Jan22 59 Call	(54,868)
620/(3,720,000)	AstraZeneca plc Jan22 60 Call	(30,380)
20/(490,000)	Biogen, Inc. Jan22 245 Call	(16,400)
123/(528,900)	Boston Scientific Corp. Jan22 43 Call	(8,487)
195/(1,248,000)	Bristol-Myers Squibb Co. Jan22 64 Call	(8,385)
26/(988,000)	Charles River Laboratories International, Inc. Jan22 380 Call	(22,620)
59/(1,917,500)	Danaher Corp. Jan22 325 Call	(59,000)
18/(1,062,000)	DexCom, Inc. Jan22 590 Call	(10,620)
65/(1,787,500)	Eli Lilly & Co. Jan22 275 Call	(52,975)
216/(1,566,000)	Gilead Sciences, Inc. Jan22 72.5 Call	(29,808)
59/(678,500)	Guardant Health, Inc. Jan22 115 Call	(9,735)
26/(650,000)	HCA Healthcare, Inc. Jan22 250 Call	(24,674)
28/(714,000)	HCA Healthcare, Inc. Jan22 255 Call	(19,040)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	Call Option Contracts Written – continued	VALUE
88/(1,232,000)	Health Care Select Sector SPDR Fund Jan22 140 Call	$(20,944)
44/(484,000)	Horizon Therapeutics plc Jan22 110 Call	(10,780)
45/(517,500)	Horizon Therapeutics plc Jan22 115 Call	(4,500)
21/(987,000)	Humana, Inc. Jan22 470 Call	(15,330)
20/(900,000)	Humana, Inc. Jan22 450 Call	(37,600)
34/(1,020,000)	ICON plc Jan22 300 Call	(49,606)
26/(728,000)	IQVIA Holdings, Inc. Jan22 280 Call	(17,420)
23/(713,000)	Laboratory Corporation of America Holdings Jan22 310 Call	(24,380)
49/(1,225,000)	McKesson Corp. Jan22 250 Call	(24,745)
117/(1,228,500)	Medtronic plc Jan22 105 Call	(18,018)
248/(1,934,400)	Merck & Co., Inc. Jan22 78 Call	(26,288)
480/(3,720,000)	Merck & Co., Inc. Jan22 77.5 Call	(51,840)
11/(352,000)	Molina Healthcare, Inc. Jan22 320 Call	(11,110)
11/(330,000)	Molina Healthcare, Inc. Jan22 300 Call	(24,530)
105/(630,000)	QIAGEN N.V. Jan22 60 Call	(7,350)
18/(1,206,000)	Thermo Fisher Scientific, Inc. Jan22 670 Call	(27,990)
18/(1,170,000)	Thermo Fisher Scientific, Inc. Jan22 650 Call	(52,056)
73/(3,504,000)	UnitedHealth Group, Inc. Jan22 480 Call	(211,189)
36/(468,000)	Zimmer Biomet Holdings, Inc. Jan22 130 Call	(8,928)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $(660,704))	(1,108,773)
	TOTAL INVESTMENTS - 120.8% (Cost $636,600,680)	709,843,401
	OTHER LIABILITIES IN EXCESS OF ASSETS - (20.8)%	(122,216,380)
	NET ASSETS - 100%	$587,627,021

(a)	All or a portion of this security is on loan as of December 31, 2021.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(d)	Non-income producing security.
(e)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $2,210,215).
(f)	A portion of security is pledged as collateral for call options written.
(g)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2021.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following forward contracts were held as of December 31, 2021

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	01/31/22	4,572,304	AUD	$3,307,367	$3,326,834	$(19,467)
British Pound	Goldman Sachs Bank	01/31/22	12,436,934	GBP	16,710,388	16,833,044	(122,656)
Danish Krone	Goldman Sachs Bank	01/31/22	42,653,045	DKK	6,499,400	6,533,499	(34,099)
Euro	Goldman Sachs Bank	01/31/22	11,686,116	EUR	13,248,200	13,311,826	(63,626)
Israeli Sheqel	Goldman Sachs Bank	01/31/22	4,457,647	ILS	1,429,567	1,433,957	(4,390)
Japanese Yen	Goldman Sachs Bank	01/31/22	1,203,463,586	JPY	10,479,600	10,464,165	15,435
Swiss Franc	Goldman Sachs Bank	01/31/22	23,310,158	CHF	25,427,107	25,599,439	(172,332)
						$77,502,764	$(401,135)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2021, the cost of securities for Federal income tax purposes was $637,049,587. The net unrealized gain on securities held by the Fund was $72,793,814, including gross unrealized gain of $118,610,107 and gross unrealized loss of $45,816,293.

Securities lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2021, the Fund loaned securities valued at $2,731,065 and received $2,838,666 of cash collateral.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2021 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2021
Priothera Ltd.	$605,435	*	$1,650,198	$-	$-	$(45,418)	$2,210,215
	$605,435		$1,650,198	$-	$-	$(45,418)	$2,210,215

Affiliated Companies	Shares as of December 31, 2021	Principal Amount as of December 31, 2021	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Priothera Ltd.	194,134	$-	$-	$-
	194,134	$-	$-	$-

* Not an affiliate as of September 30, 2021.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2021, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2021 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3	Total
Non-convertible Notes
France	$-	$2,922,706	$-	$2,922,706
Ireland	-	2,704,924	-	2,704,924
United Kingdom	-	5,368,254	-	5,368,254
United States	-	58,920,881	-	58,920,881
Convertible Preferred
France	-	-	3,187,829	3,187,829
Ireland	-	-	2,210,215	2,210,215
Switzerland	-	-	2,047,583	2,047,583
United States	-	-	1,943,710	1,943,710
Common Stocks And Warrants
Australia	8,189,585	-	-	8,189,585
Canada	30,766	-	-	30,766
China	3,234,129	-	-	3,234,129
Denmark	14,026,275	-	-	14,026,275
France	6,185,045	-	-	6,185,045
Germany	7,101,543	-	-	7,101,543
Ireland	23,213,612	-	-	23,213,612
Israel	723,151	-	-	723,151
Japan	18,945,289	-	-	18,945,289
Netherlands	7,474,672	-	-	7,474,672
Switzerland	50,673,584	-	-	50,673,584
United Kingdom	33,674,019	-	-	33,674,019
United States	441,750,883	-	-	441,750,883
Exchange Traded Fund	8,178,524	-	-	8,178,524
Short-term Investment	2,838,666	5,199,000	-	8,037,666
Milestone Interest	-	-	207,329	207,329
Other Assets	-	-	2,879	2,879
Total	$626,239,743	$75,115,765	$9,599,545	$710,955,053
Other Financial Instruments
Liabilities
Options Contracts Written	$(1,108,773)	$-	$-	$(1,108,773)
Total	$(1,108,773)	$-	$-	$(1,108,773)

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2021
Convertible Preferred
France	$3,243,410	$(55,581)	$-	$-	$-	$3,187,829
Ireland	605,435	(45,418)	1,650,198	-	-	2,210,215
Switzerland	2,047,583	-	-	-	-	2,047,583
United States	1,943,710	-	-	-	-	1,943,710
Common Stocks and Warrants
United Kingdom	0	-	-	-	-	0
Milestone Interest
United States	192,096	15,233	-	-	-	207,329
Other assets	8,664	-	-	(5,785)	-	2,879
Total	$8,040,898	$(85,766)	$1,650,198	$(5,785)	$-	$9,599,545

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$(85,766)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred	$5,579,118 3,810,219	Market approach Recent transaction	(a) (b)	N/A N/A
Milestone Interest	207,329	Probability adjusted value	Probability of events Timing of events	10.00%-99.00% (54.15%) 0.50-13.00 (13.82) years
Other Assets	2,879	Probability adjusted value	Probability of events Timing of events	80.00% (80.00%) 0.25 (0.25) years
	$9,599,545

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at December 31, 2021.

At December 31, 2021, the Fund had commitments of $337,497 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$1,600,004	$5.51	$1,600,004
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		3,142,641	9.45	3,187,829
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	336,881	3.38	343,706
Oculis SA
Series B2 Cvt. Pfd	01/16/19		1,274,010	10.64	1,610,183
Series C Cvt. Pfd	04/07/21		437,400	10.64	437,400
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		2,265,198	11.39	2,210,215
Rainier Therapeutics Milestone Interest	09/28/21		192,096	207,329.00	207,329
			$9,248,230		$9,596,666

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Inerest received as part of a corporate action for a previously owned security.